Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following table reports the compensation of our Principal Executive Officer (“PEO”), and the average compensation of our other Named Executive Officers (“Non-PEO NEOs”) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid” (“CAP”) as calculated pursuant to the applicable SEC rules and certain performance measures required by such rules.

The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to each of our Named Executive Officers for each of the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025:

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(1)(2) ($)	Summary Compensation Table Total for Former PEO ($)	Compensation Actually Paid to Former PEO(1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(3) ($)	Net Income ($)	Adjusted EBITDA(4) ($)
2025	7,015,885	9,769,847	—	—	2,707,151	3,621,813	207.32	155.85	71,618	123,251
2024	6,066,502	12,553,964	—	—	2,605,810	4,787,225	197.19	146.91	72,864	112,076
2023	5,884,805	11,308,693	—	—	2,389,907	4,011,726	139.05	122.0	(2,974)	89,192
2022	6,542,743	6,070,680	—	—	2,589,267	2,423,449	92.01	92.06	53,159	50,384
2021	5,203,488	(1,745,320)	289,990	(1,874,864)	1,942,076	378,855	98.82	124.37	(68,522)	(18,946)

(1)
Amounts represent CAP to our PEO and the average CAP to our Non-PEO NEOs for the relevant fiscal year, as determined pursuant to the SEC rules (and as described below), which includes the individuals indicated in the table below for each fiscal year:

Year	Current PEO	Former PEO	Non-PEO NEOs
2025	Leonard Fluxman	—	Stephen B. Lazarus, Susan Bonner
2024	Leonard Fluxman	—	Stephen B. Lazarus, Susan Bonner
2023	Leonard Fluxman	—	Stephen B. Lazarus, Susan Bonner
2022	Leonard Fluxman	—	Stephen B. Lazarus, Susan Bonner
2021	Leonard Fluxman	Glenn J. Fusfield	Stephen B. Lazarus, Susan Bonner

(2)
In calculating CAP reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with ASC 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. For each fiscal year, CAP to our Named Executive Officers represents the compensation reported in the “Total” column of the Summary Compensation Table for each applicable fiscal year, adjusted as follows:

	2023		2024		2025
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(2,606,729)	$(899,798)	$(2,999,997)	$(1,124,994)	$(4,499,984)	$(1,249,994)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,947,464	$1,017,421	$3,061,535	$1,148,071	$4,793,512	$1,331,529
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0	$0	$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$2,085,957	$660,631	$2,877,852	$990,439	$528,871	$188,886
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$2,997,196	$843,566	$3,528,104	$1,161,496	$1,869,837	$625,011
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	$0	$0	$0
Increase Based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$19,967	$6,403	$61,726	$19,230
Increase Based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$0	$0	$0	$0	$0	$0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable	$0	$0	$0	$0	$0	$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$5,423,888	$1,621,819	$6,487,461	$2,181,415	$2,753,962	$914,663

(3)
The Company Total Shareholder Return and the Peer Group Total Shareholder Return reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Peer Group Total Shareholder Return for fiscal year 2025 is the compensation peer group that was disclosed in our CD&A, as listed below:

Current Peer Group (2025)
Choice Hotels International
e.l.f. Beauty
European Wax Center
Frontdoor
Healthcare Services Group
Hilton Grand Vacations
Life Time Group
Marriott Vacations Worldwide
National Vision Holdings
Olaplex
Planet Fitness
Pursuit Attractions and Hospitality
Travel + Leisure
USANA Health Sciences
Wyndham Hotels & Resorts
Xponential Fitness

For purposes of satisfying regulatory requirements under the Pay Versus Performance rule, in fiscal year 2025, we updated our peer group, as Playa Hotels was acquired by Hyatt and Viad Corp rebranded to Pursuit Attractions and Hospitality. If we were using the fiscal year 2024 peer group, the Peer Group Total Shareholder Return would have been $124.52, $92.42, $122.39, and $147.73 for years 2021 through 2024, respectively.

(4)
We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link CAP to our Named Executive Officers to company performance. Adjusted EBITDA is a non-GAAP measure. We define adjusted EBITDA as net (loss) income plus income tax (benefit) expense, interest income, interest expense, depreciation and amortization, long-lived assets impairment, stock-based compensation, change in fair value of warrant liabilities and business combination costs.

Pay versus Performance Comparative Disclosure

The graphs below compare the CAP to our PEO and the average of the CAP to Non-PEO NEOs, with (i) our cumulative Total Shareholder Return against our Peer Group Total Shareholder Return, (ii) our Net Income, and (iii) our Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025. Total Shareholder Return amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Compensation Actually Paid and Company TSR

Compensation Actually Paid and Net Income

Compensation Actually Paid and Adjusted EBITDA

Pay Versus Performance Tabular List

We design our executive compensation plans to help attract, motivate, reward, and retain highly qualified executives who can create and sustain value for our shareholders. The following table lists the most important and only performance measure that we use to link CAP to our Named Executive Officers to company performance for the fiscal year ended December 31, 2025.

Most Important Performance Measure
Adjusted EBITDA

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Amounts represent CAP to our PEO and the average CAP to our Non-PEO NEOs for the relevant fiscal year, as determined pursuant to the SEC rules (and as described below), which includes the individuals indicated in the table below for each fiscal year:

Year	Current PEO	Former PEO	Non-PEO NEOs
2025	Leonard Fluxman	—	Stephen B. Lazarus, Susan Bonner
2024	Leonard Fluxman	—	Stephen B. Lazarus, Susan Bonner
2023	Leonard Fluxman	—	Stephen B. Lazarus, Susan Bonner
2022	Leonard Fluxman	—	Stephen B. Lazarus, Susan Bonner
2021	Leonard Fluxman	Glenn J. Fusfield	Stephen B. Lazarus, Susan Bonner

Peer Group Issuers, Footnote
(3)
The Company Total Shareholder Return and the Peer Group Total Shareholder Return reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Peer Group Total Shareholder Return for fiscal year 2025 is the compensation peer group that was disclosed in our CD&A, as listed below:

Current Peer Group (2025)
Choice Hotels International
e.l.f. Beauty
European Wax Center
Frontdoor
Healthcare Services Group
Hilton Grand Vacations
Life Time Group
Marriott Vacations Worldwide
National Vision Holdings
Olaplex
Planet Fitness
Pursuit Attractions and Hospitality
Travel + Leisure
USANA Health Sciences
Wyndham Hotels & Resorts
Xponential Fitness

For purposes of satisfying regulatory requirements under the Pay Versus Performance rule, in fiscal year 2025, we updated our peer group, as Playa Hotels was acquired by Hyatt and Viad Corp rebranded to Pursuit Attractions and Hospitality. If we were using the fiscal year 2024 peer group, the Peer Group Total Shareholder Return would have been $124.52, $92.42, $122.39, and $147.73 for years 2021 through 2024, respectively.

Adjustment To PEO Compensation, Footnote
(2)
In calculating CAP reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with ASC 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. For each fiscal year, CAP to our Named Executive Officers represents the compensation reported in the “Total” column of the Summary Compensation Table for each applicable fiscal year, adjusted as follows:

	2023		2024		2025
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(2,606,729)	$(899,798)	$(2,999,997)	$(1,124,994)	$(4,499,984)	$(1,249,994)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,947,464	$1,017,421	$3,061,535	$1,148,071	$4,793,512	$1,331,529
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0	$0	$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$2,085,957	$660,631	$2,877,852	$990,439	$528,871	$188,886
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$2,997,196	$843,566	$3,528,104	$1,161,496	$1,869,837	$625,011
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	$0	$0	$0
Increase Based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$19,967	$6,403	$61,726	$19,230
Increase Based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$0	$0	$0	$0	$0	$0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable	$0	$0	$0	$0	$0	$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$5,423,888	$1,621,819	$6,487,461	$2,181,415	$2,753,962	$914,663

Non-PEO NEO Average Total Compensation Amount	$ 2,707,151,000	$ 2,605,810,000	$ 2,389,907,000	$ 2,589,267,000	$ 1,942,076,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,621,813,000	4,787,225,000	4,011,726,000	2,423,449,000	378,855,000
Adjustment to Non-PEO NEO Compensation Footnote
(2)
In calculating CAP reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with ASC 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. For each fiscal year, CAP to our Named Executive Officers represents the compensation reported in the “Total” column of the Summary Compensation Table for each applicable fiscal year, adjusted as follows:

	2023		2024		2025
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(2,606,729)	$(899,798)	$(2,999,997)	$(1,124,994)	$(4,499,984)	$(1,249,994)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,947,464	$1,017,421	$3,061,535	$1,148,071	$4,793,512	$1,331,529
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0	$0	$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$2,085,957	$660,631	$2,877,852	$990,439	$528,871	$188,886
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$2,997,196	$843,566	$3,528,104	$1,161,496	$1,869,837	$625,011
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	$0	$0	$0
Increase Based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$19,967	$6,403	$61,726	$19,230
Increase Based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$0	$0	$0	$0	$0	$0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable	$0	$0	$0	$0	$0	$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$5,423,888	$1,621,819	$6,487,461	$2,181,415	$2,753,962	$914,663

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Company TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted EBITDA
Tabular List, Table

Pay Versus Performance Tabular List

We design our executive compensation plans to help attract, motivate, reward, and retain highly qualified executives who can create and sustain value for our shareholders. The following table lists the most important and only performance measure that we use to link CAP to our Named Executive Officers to company performance for the fiscal year ended December 31, 2025.

Most Important Performance Measure
Adjusted EBITDA

Total Shareholder Return Amount	$ 207.32	197.19	139.05	92.01	98.82
Peer Group Total Shareholder Return Amount	155.85	146.91	122	92.06	124.37
Net Income (Loss)	$ 71,618,000	$ 72,864,000	$ (2,974,000)	$ 53,159,000	$ (68,522,000)
Company Selected Measure Amount	123,251,000	112,076,000	89,192,000	50,384,000	(18,946,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Glenn J. Fusfield [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 289,990,000
PEO Actually Paid Compensation Amount					$ (1,874,864,000)
PEO Name					Glenn J. Fusfield
Leonard Fluxman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,015,885,000	$ 6,066,502,000	$ 5,884,805,000	$ 6,542,743,000	$ 5,203,488,000
PEO Actually Paid Compensation Amount	$ 9,769,847,000	$ 12,553,964,000	$ 11,308,693,000	$ 6,070,680,000	$ (1,745,320,000)
PEO Name	Leonard Fluxman	Leonard Fluxman	Leonard Fluxman	Leonard Fluxman	Leonard Fluxman
PEO | Glenn J. Fusfield [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 6,487,461,000
PEO | Glenn J. Fusfield [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Glenn J. Fusfield [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Glenn J. Fusfield [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Glenn J. Fusfield [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,999,997,000)
PEO | Glenn J. Fusfield [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,061,535,000
PEO | Glenn J. Fusfield [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,877,852,000
PEO | Glenn J. Fusfield [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		19,967,000
PEO | Glenn J. Fusfield [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,528,104,000
PEO | Glenn J. Fusfield [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Glenn J. Fusfield [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Leonard Fluxman [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,753,962,000		$ 5,423,888,000
PEO | Leonard Fluxman [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0
PEO | Leonard Fluxman [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0
PEO | Leonard Fluxman [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0
PEO | Leonard Fluxman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,499,984,000)		(2,606,729,000)
PEO | Leonard Fluxman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,793,512,000		2,947,464,000
PEO | Leonard Fluxman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	528,871,000		2,085,957,000
PEO | Leonard Fluxman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,726,000		0
PEO | Leonard Fluxman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,869,837,000		2,997,196,000
PEO | Leonard Fluxman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0
PEO | Leonard Fluxman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	914,663,000	2,181,415,000	1,621,819,000
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,249,994,000)	(1,124,994,000)	(899,798,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,331,529,000	1,148,071,000	1,017,421,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	188,886,000	990,439,000	660,631,000
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,230,000	6,403,000	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	625,011,000	1,161,496,000	843,566,000
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0